Expenses by Nature - Schedule of Staff Costs (Details) - Staff Cost [Member]	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Staff Costs [Line Items]
Total staff costs	RM 3,417,517	$ 842,583	RM 2,210,065	RM 812,322
Director fee [Member]
Schedule of Staff Costs [Line Items]
Total staff costs	1,532,353	377,799	1,000,000	120,000
Salaries and wages [Member]
Schedule of Staff Costs [Line Items]
Total staff costs	1,758,441	433,541	1,085,888	600,833
Contributions to social security contribution plan [Member]
Schedule of Staff Costs [Line Items]
Total staff costs	122,734	30,260	105,351	75,013
Welfare expenses [Member]
Schedule of Staff Costs [Line Items]
Total staff costs	RM 3,989	$ 983	RM 18,826	RM 16,476